Segment Information (Text Block)	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
Segment Information [Text Block]
Segment Information

As part of the global reorganization we announced in the first quarter of 2011, Itron is now managed and reporting under two operating segments, Energy and Water. A transition to the new organizational structure, including changes to operations and financial and operational management systems, was completed in the first quarter of 2012. Therefore, financial reporting as of December 31, 2011 and all prior period segment information has been restated to reflect our new operating segments, Energy and Water.

The Energy operating segment includes our global electricity and gas businesses, while the Water operating segment includes our global water and heat businesses.

We have three measures of segment performance: revenue, gross profit (margin), and operating income (margin). Our operating segments have distinct products, and therefore intersegment revenues are minimal. Corporate operating expenses, interest income, interest expense, other income (expense), and income tax provision (benefit) are not allocated to the segments, nor included in the measure of segment profit or loss. In addition, we allocate only certain production assets and intangible assets to our operating segments. We do not manage the performance of the segments on a balance sheet basis.

Due to a decline in our market capitalization in September 2011, an impairment test of goodwill was performed as of September 30, 2011, instead of our October 1 testing date, resulting in a goodwill write-down of $584.8 million during 2011. The goodwill impairment was associated with two reporting units, Electricity from the Energy operating segment and Water.

Segment Products

Energy
Standard electricity (electromechanical and electronic) and gas meters; advanced electricity and gas meters and communication modules; smart electricity meters; smart electricity and gas communication modules; prepayment systems, including smart key, keypad, and smart card communication technologies; advanced systems including handheld, mobile, and fixed network collection technologies; smart network technologies; meter data management software; knowledge application solutions; and professional services including implementation, installation, consulting, and analysis.

Water
Standard water and heat meters; advanced and smart water meters and communication modules; advanced systems including handheld, mobile, and fixed network collection technologies; meter data management software; knowledge application solutions; and professional services including implementation, installation, consulting/analysis, and system management.

Revenues, gross profit, and operating income associated with our segments were as follows:

	Year Ended December 31,
	2011	2010	2009
	(in thousands)
Revenues
Energy	$1,912,427	$1,801,342	$1,264,047
Water	521,697	457,929	423,400
Total Company	$2,434,124	$2,259,271	$1,687,447

Gross profit
Energy	$578,575	$541,900	$382,657
Water	167,883	158,775	157,306
Total Company	$746,458	$700,675	$539,963

Operating income (loss)
Energy	$(112,831)	$184,163	$29,914
Water	(303,772)	43,611	44,630
Corporate unallocated	(42,580)	(43,577)	(29,517)
Total Company	(459,183)	184,197	45,027
Total other income (expense)	(42,583)	(59,752)	(92,302)
Income (loss) before income taxes	$(501,766)	$124,445	$(47,275)

For the year ended December 31, 2011, no single customer represented more than 10% of total Company or the Water operating segment revenues, and one customer accounted for more than 10% of the Energy operating segment revenues.

For the year ended December 31, 2010, one customer from the Energy operating segment accounted 11% of total Company revenues, and two customers each accounted for more than 10% of the Energy operating segment revenues. No single customer represented more than 10% of the Water operating segment revenues in 2010.

For the year ended December 31, 2009, no single customer represented more than 10% of total Company or operating segment revenues.

Revenues by region were as follows:

	Year Ended December 31,
	2011	2010	2009
	(in thousands)
United States and Canada	$1,182,775	$1,168,523	$606,472
Europe, Middle East, and Africa (EMEA)	899,642	803,154	852,343
Other	351,707	287,594	228,632
Total revenues	$2,434,124	$2,259,271	$1,687,447

Property, plant, and equipment, net, by geographic area were as follows:

	At December 31,
	2011	2010	2009
	(in thousands)
United States	$107,153	$115,499	$116,081
Outside United States	155,517	183,743	202,136
Total property, plant, and equipment, net	$262,670	$299,242	$318,217

Depreciation and amortization expense associated with our segments was as follows:

	Year Ended December 31,
	2011	2010	2009
	(in thousands)
Energy	$97,135	$97,827	$114,030
Water	32,313	33,376	41,698
Corporate Unallocated	18	2	9
Total Company	$129,466	$131,205	$155,737